Income taxes - Disclosure of net deferred tax liability relates to Mexican mining royalty (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Property, plant and equipment	$ 130	$ 130
Other	400	313
Deferred tax liabilities	530	443
Provisions and reserves	(517)	(395)
Net deferred tax liabilities	$ 13	$ 48